Loans Due From Third Parties (Details) - Schedule of allowance for credit losses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for credit losses [Abstract]
Balance at beginning of the year	$ 27,432	$ 4,870,838
Reduction due to deconsolidation		(4,870,838)
Provisions	12,014	27,432
Balance at end of the year	$ 39,446	$ 27,432